MML SERIES INVESTMENT FUND

Supplement dated September 29, 2009 to the

Prospectus dated May 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information found on page 18 in the first paragraph under Buying and Redeeming Shares in the section titled Investing In The Funds:

The Trust provides an investment vehicle for the separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual. Shares of the Funds are not offered to the general public. Because these separate accounts are invested in the same underlying Funds it is possible that material conflicts could arise due to differences in tax treatment and other considerations between owners of the variable life insurance contracts and owners of the variable annuity contracts. The Funds’ Board of Trustees follows monitoring procedures which have been developed to determine whether material conflicts have arisen and what action, if any, should be taken in the event of such conflicts. If a material irreconcilable conflict should arise between owners of the variable life insurance contracts and owners of the variable annuity contracts, one or the other group of owners may have to terminate its participation in the Funds. More information regarding possible conflicts between variable annuity and variable life insurance contracts is contained in the prospectuses for the separate accounts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2973-09-01

MML SERIES INVESTMENT FUND

Supplement dated September 29, 2009 to the

Prospectus dated May 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found on page 25 in the first paragraph under Buying and Redeeming Shares in the section titled Investing In The Funds:

The Trust provides an investment vehicle for the separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual. Shares of the Funds are not offered to the general public. Because these separate accounts are invested in the same underlying Funds it is possible that material conflicts could arise due to differences in tax treatment and other considerations between owners of the variable life insurance contracts and owners of the variable annuity contracts. The Funds’ Board of Trustees follows monitoring procedures which have been developed to determine whether material conflicts have arisen and what action, if any, should be taken in the event of such conflicts. If a material irreconcilable conflict should arise between owners of the variable life insurance contracts and owners of the variable annuity contracts, one or the other group of owners may have to terminate its participation in the Funds. More information regarding possible conflicts between variable annuity and variable life insurance contracts is contained in the prospectuses for the separate accounts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AN7644-09-02

MML SERIES INVESTMENT FUND

Supplement dated September 29, 2009 to the

Prospectus dated May 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information found on page 26 in the first paragraph under Buying and Redeeming Shares in the section titled Investing In The Funds:

The Trust provides an investment vehicle for the separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual. Shares of the Funds are not offered to the general public. Because these separate accounts are invested in the same underlying Funds it is possible that material conflicts could arise due to differences in tax treatment and other considerations between owners of the variable life insurance contracts and owners of the variable annuity contracts. The Funds’ Board of Trustees follows monitoring procedures which have been developed to determine whether material conflicts have arisen and what action, if any, should be taken in the event of such conflicts. If a material irreconcilable conflict should arise between owners of the variable life insurance contracts and owners of the variable annuity contracts, one or the other group of owners may have to terminate its participation in the Funds. More information regarding possible conflicts between variable annuity and variable life insurance contracts is contained in the prospectuses for the separate accounts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-09-01

MML SERIES INVESTMENT FUND

Supplement dated September 29, 2009 to the

Prospectus dated May 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information supplements the information on page 27 under the section titled Expense Information for the MML Concentrated Growth Fund:

MassMutual has voluntarily agreed to waive .05% of its management fees. MassMutual may amend or discontinue this waiver at any time without advance notice.

Effective October 1, 2009, the following information replaces similar information for Massachusetts Financial Services Company (“MFS”) found on page 71 in the section titled About the Investment Adviser and Sub-Advisers relating to the MML Global Fund:

David R. Mannheim

is a portfolio manager of the MML Global Fund. Mr. Mannheim is an Investment Officer of MFS and has been employed in the investment area of MFS since 1988, becoming a portfolio manager in 1992.

Roger Morley

is a portfolio manager of the MML Global Fund. Mr. Morley is an Investment Officer of MFS and has been employed in the investment area since 2002, becoming a portfolio manager as of October 2009.

The following information replaces similar information found on page 76 in the first paragraph under Buying and Redeeming Shares in the section titled Investing In The Funds:

The Trust provides an investment vehicle for the separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual. Shares of the Funds are not offered to the general public. Because these separate accounts are invested in the same underlying Funds it is possible that material conflicts could arise due to differences in tax treatment and other considerations between owners of the variable life insurance contracts and owners of the variable annuity contracts. The Funds’ Board of Trustees follows monitoring procedures which have been developed to determine whether material conflicts have arisen and what action, if any, should be taken in the event of such conflicts. If a material irreconcilable conflict should arise between owners of the variable life insurance contracts and owners of the variable annuity contracts, one or the other group of owners may have to terminate its participation in the Funds. More information regarding possible conflicts between variable annuity and variable life insurance contracts is contained in the prospectuses for the separate accounts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2972-09-02

MML SERIES INVESTMENT FUND

Supplement dated September 29, 2009 to the

Statement of Additional Information dated May 1, 2009

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective October 1, 2009, the following information replaces similar information for Massachusetts Financial Services Company (“MFS”) on pages B-140 and B-141 in the section titled Appendix C—Additional Portfolio Manager Information relating to the MML Global Fund:

Massachusetts Financial Services Company

The portfolio managers of the MML Global Fund are David R. Mannheim and Roger Morley.

Other Accounts Managed:*

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
David R. Mannheim
Registered investment companies**	15	$8.6 billion	0	$0
Other pooled investment vehicles	9	$3.2 billion	0	$0
Other accounts	94	$19.9 billion	14	$2.8 billion

Roger Morley
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	1	$12.2 million	0	$0
Other accounts	0	$0	0	$0

With respect to the accounts identified in the table above, David R. Mannheim manages 14 other accounts with assets totaling $2.8 billion for which the advisory fees are based in part on the performance of the accounts.

Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager’s compensation is not determined by reference to the level of performance fees received by MFS.

*	The information provided is as of August 31, 2009.
**	Does not include the MML Global Fund.

Ownership of Securities:

As of August 31, 2009, the portfolio managers did not own any shares of the MML Global Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI RS2972-09-02